Non-current financial assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Other non current financial assets other than derivatives and infrastructure projects	€ 475	€ 1,139	€ 1,148
Increase decrease in non current financial assets additions	425	730
Increase decrease in non current financial assets disposals	(1,040)	(489)
Increase decrease in non current financial assets transfer and other	3	(287)
Increase decrease in non current financial assets exchange rate	(52)	37
Long term loans in associates [Member]
Disclosure of financial assets [line items]
Other non current financial assets other than derivatives and infrastructure projects	113	100	262
Increase decrease in non current financial assets additions	16	113
Increase decrease in non current financial assets disposals	(5)	(3)
Increase decrease in non current financial assets transfer and other	0	(273)
Increase decrease in non current financial assets exchange rate	1	1
Restricted cash from infrastructure project companies and other financial assets [Member]
Disclosure of financial assets [line items]
Other non current financial assets other than derivatives and infrastructure projects	262	401	628
Increase decrease in non current financial assets additions	1,375	18
Increase decrease in non current financial assets disposals	(1,471)	(275)
Increase decrease in non current financial assets transfer and other		0
Increase decrease in non current financial assets exchange rate	(43)	30
Restricted cash from infrastructure project companies and other financial assets [Member] | NTE mobility partners [Member]
Disclosure of financial assets [line items]
Other non current financial assets other than derivatives and infrastructure projects	192
Restricted cash from infrastructure project companies and other financial assets [Member] | I-66 Express Mobility Partners LLC [Member]
Disclosure of financial assets [line items]
Other non current financial assets other than derivatives and infrastructure projects	34
Financial investment carried at fair value [Member]
Disclosure of financial assets [line items]
Other non current financial assets other than derivatives and infrastructure projects	61	610	45
Increase decrease in non current financial assets additions	7	566
Increase decrease in non current financial assets disposals	(548)	(2)
Increase decrease in non current financial assets transfer and other	(4)	(1)
Increase decrease in non current financial assets exchange rate	(3)	2
Loans associated with the divestment transactions [Member]
Disclosure of financial assets [line items]
Other non current financial assets other than derivatives and infrastructure projects	13	0	186
Increase decrease in non current financial assets additions	18	1
Increase decrease in non current financial assets disposals	0	(176)
Increase decrease in non current financial assets transfer and other	(5)	(13)
Increase decrease in non current financial assets exchange rate	1	2
Other long term receivables [Member]
Disclosure of financial assets [line items]
Other non current financial assets other than derivatives and infrastructure projects	26	28	€ 27
Increase decrease in non current financial assets additions	29	32
Increase decrease in non current financial assets disposals	(37)	(33)
Increase decrease in non current financial assets transfer and other	12	0
Increase decrease in non current financial assets exchange rate	€ (7)	€ 2